Net revenue (Tables)	12 Months Ended
Dec. 31, 2019
Net revenue
Schedule of gross revenue reconciliation

	2019	2018	2017
Gross revenues	2,552,275	2,779,008	2,709,236
Revenues from products	2,473,534	2,708,112	2,637,613
Revenues from services	78,741	70,896	71,623
Taxes on sales	(216,550)	(284,316)	(257,347)
Return of products sales	(3,419)	(3,490)	(2,405)
Net revenues	2,332,306	2,491,202	2,449,484

Schedule of net revenue of products

	2019	2018	2017
Zinc	1,592,050	1,817,139	1,725,719
Lead	259,238	283,861	302,877
Copper	174,697	151,939	174,274
Silver	63,867	66,112	99,179
Other	163,713	101,255	75,812
Net revenues from products	2,253,565	2,420,306	2,377,861

Taxes on sales	216,550	284,316	257,347
Return of products sales	3,419	3,490	2,405
Gross revenue from products	2,473,534	2,708,112	2,637,613

Schedule of revenues by destination

	2019	2018	2017
Brazil	625,033	693,409	721,640
Peru	595,601	674,228	696,527
Luxembourg	145,493	172,791	130,723
United States	159,672	141,131	158,060
Switzerland	101,636	126,156	108,798
Japan	71,352	93,474	69,565
Argentina	60,850	90,338	79,463
Korea	95,913	54,894	7,064
Colombia	37,149	51,724	47,734
Chile	80,849	51,215	38,101
Turkey	33,905	48,265	35,522
Austria	39,897	40,531	37,270
Singapore	99,488	37,506	60,857
Germany	20,749	20,906	23,154
China	9,940	9,538	18,172
Italy	9,000	5,327	15,799
Other	145,779	179,769	201,035
Net revenues	2,332,306	2,491,202	2,449,484

Schedule of revenues by currency

	2019	2018	2017
US Dollar	1,731,765	1,806,590	1,729,234
Brazilian Real	600,541	684,612	717,032
Other	—	—	3,218
Net revenues	2,332,306	2,491,202	2,449,484